UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

        Report for the Calendar Year or Quarter Ended: June 30, 2010
               Check here if Amendment [ ]; Amendment Number:____
              This Amendment (Check only one): [ ] is a restatement
                         [ ] adds new holdings entries.

              Institutional Investment Manager Filing this Report:
                    Name:     CAK Capital Management, Inc.
                              d/b/a/ Knott Capital Management
                    Address:  224 Valley Creek Blvd.
                              Suite 100
                              Exton, PA 19341

                         Form 13F File Number: 28-11364

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

                        Name:  Joyce Marr
                        Title: Chief Compliance Officer
                        Phone: (610) 854-6000

                     Signature, Place, and Date of Signing:


        /s/ Joyce Marr              Exton, PA             July 12, 2010
       -------------------      ------------------       ----------------
            Joyce Marr             City, State                 Date

                                  Report Type:
                            [X] 13F HOLDINGS REPORT.
                                 [ ] 13F NOTICE.
                           [ ] 13F COMBINATION REPORT.
             List of Other Managers Reporting for this Manager: NONE

                              FORM 13F SUMMARY PAGE

Report Summary:

          Number of Other Included Managers:        0

          Form 13F Information Table Entry Total:   80

          Form 13F Information Table Value Total:   $384,518 (thousands)

List of Other Included Managers: NONE



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

                           FORM 13F INFORMATION TABLE

FORM 13-F 06/31/10
REPORTING MANAGER:

CAK CAPITAL MANAGEMENT, INC. D/B/A KNOTT CAPITAL MANAGEMENT

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AT&T INC                       COM              00206R102    14063   581373 SH       SOLE                   581373
                                                               307    12700 SH       OTHER                   12700
Abbott Laboratories            COM              002824100    16848   360147 SH       SOLE                   360147
Activision Blizzard Inc        COM              00507V109    14428  1375382 SH       SOLE                  1375382
                                                                 8      795 SH       OTHER                     795
Air Products & Chemicals       COM              009158106    17478   269675 SH       SOLE                   269675
                                                                10      160 SH       OTHER                     160
American Home Food Products    COM              026599100       30   422507 SH       SOLE                   422507
Apple Computer Inc.            COM              037833100    15102    60040 SH       SOLE                    60040
                                                                21       85 SH       OTHER                      85
Bristol-Myers Squibb           COM              110122108       12      500 SH       SOLE                      500
                                                               387    15500 SH       OTHER                   15500
CenturyLink                    COM              156700106      216     6475 SH       SOLE                     6475
                                                               416    12500 SH       OTHER                   12500
Chevron Corp                   COM              166764100     7607   112097 SH       SOLE                   112097
                                                                 4       65 SH       OTHER                      65
Danaher Corp                   COM              235851102    14227   383279 SH       SOLE                   383279
                                                                45     1220 SH       OTHER                    1220
Devon Energy Corp              COM              25179M103     7812   128240 SH       SOLE                   128240
                                                                20      325 SH       OTHER                     325
ETFS Physical Swiss Gold Share COM              26922Y105    10197    82255 SH       SOLE                    82255
                                                               113      910 SH       OTHER                     910
Ecolab Inc                     COM              278865100    14912   332045 SH       SOLE                   332045
                                                                 9      195 SH       OTHER                     195
Enbridge Energy Partners       COM              29250R106      161     3075 SH       SOLE                     3075
                                                               236     4500 SH       OTHER                    4500
Enterprise Products Part LP    COM              293792107      183     5175 SH       SOLE                     5175
                                                               212     6000 SH       OTHER                    6000
Exxon Mobil Corporation        COM              30231G102    14538   254742 SH       SOLE                   254742
                                                                 8      133 SH       OTHER                     133
Gabelli Glo Gold Nat Res Inc   COM              36244N109      624    39850 SH       SOLE                    39850
                                                               768    49000 SH       OTHER                   49000
Gilead Sciences Inc            COM              375558103    14733   429791 SH       SOLE                   429791
                                                               205     5990 SH       OTHER                    5990
Goldman Sachs Group Inc        COM              38141G104    13654   104016 SH       SOLE                   104016
                                                                 8       60 SH       OTHER                      60
Google Inc                     COM              38259P508    17785    39971 SH       SOLE                    39971
                                                                55      123 SH       OTHER                     123
Hewlett Packard Co             COM              428236103    15076   348346 SH       SOLE                   348346
                                                                10      230 SH       OTHER                     230
IBM Corp                       COM              459200101    18521   149993 SH       SOLE                   149993
                                                                86      695 SH       OTHER                     695
ING RISK MANAGED NAT           COM              449810100      154    10000 SH       SOLE                    10000
                                                               270    17500 SH       OTHER                   17500
Inergy LP                      COM              456615103      275     6950 SH       SOLE                     6950
                                                               356     9000 SH       OTHER                    9000
JPMorgan Chase & Co            COM              46625H100    11880   324507 SH       SOLE                   324507
                                                                 7      195 SH       OTHER                     195
Life Technologies Corp         COM              53217V109    12677   268298 SH       SOLE                   268298
                                                                 8      175 SH       OTHER                     175
Linn Energy, LLC               COM              536020100     2348    88450 SH       SOLE                    88450
                                                               504    19000 SH       OTHER                   19000
Mastercard Inc.                COM              57636Q104    11891    59596 SH       SOLE                    59596
                                                                 7       35 SH       OTHER                      35
Microsoft Corp                 COM              594918104    16234   705510 SH       SOLE                   705510
Oneok Partners, L.P.           COM              68268N103      546     8500 SH       SOLE                     8500
                                                               598     9300 SH       OTHER                    9300
Oracle Corporation             COM              68389X105    11042   514551 SH       SOLE                   514551
                                                                 6      300 SH       OTHER                     300
Otelco Inc.  Dep. Sec.         COM              688823202      134     8350 SH       SOLE                     8350
                                                               176    11000 SH       OTHER                   11000
Pepsico Inc                    COM              713448108    12285   201562 SH       SOLE                   201562
Teva Pharmaceutical Inds       COM              881624209    14939   287338 SH       SOLE                   287338
                                                                 9      165 SH       OTHER                     165
The DIRECTV Group              COM              25490A101     8733   257473 SH       SOLE                   257473
                                                                64     1900 SH       OTHER                    1900
Thermo Fisher Scientific Inc   COM              883556102    15494   315885 SH       SOLE                   315885
                                                                10      195 SH       OTHER                     195
Total SA                       COM              89151E109     6284   140761 SH       SOLE                   140761
                                                               249     5580 SH       OTHER                    5580
Visa Inc                       COM              92826C839    11985   169405 SH       SOLE                   169405
                                                                 7      100 SH       OTHER                     100
WHITING USA TR.I               COM              966389108      373    22350 SH       SOLE                    22350
                                                               542    32500 SH       OTHER                   32500
Wal-Mart Stores Inc            COM              931142103    11641   242165 SH       SOLE                   242165
                                                                 7      140 SH       OTHER                     140
Walgreen Company               COM              931422109        7      250 SH       SOLE                      250
                                                              1455    54500 SH       OTHER                   54500
Windstream Corporation         COM              97381W104       22     2100 SH       SOLE                     2100
                                                               158    15000 SH       OTHER                   15000

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